UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2014

Date of reporting period:	July 31, 2014

Item 1. Schedule of Investments:

Putnam Absolute Return 500 Fund

The fund's portfolio
7/31/14 (Unaudited)

COMMON STOCKS (29.5%)(a)
			Shares	Value

Basic materials (1.0%)

Albemarle Corp.			17,300	$1,061,182

International Flavors & Fragrances, Inc.			17,481	1,765,406

PPG Industries, Inc.			15,000	2,975,400

Sigma-Aldrich Corp.			25,600	2,570,752

				8,372,740
Capital goods (1.0%)

Boeing Co. (The)			10,300	1,240,944

General Dynamics Corp.			23,500	2,744,095

MRC Global, Inc.(NON)			13,100	351,473

Roper Industries, Inc.			8,764	1,262,629

Stericycle, Inc.(NON)			8,000	941,200

Waste Management, Inc.			37,900	1,701,331

				8,241,672
Communication services (0.6%)

SBA Communications Corp. Class A(NON)			8,500	908,905

Verizon Communications, Inc.			88,596	4,467,010

				5,375,915
Conglomerates (1.8%)

3M Co.			5,300	746,717

Danaher Corp.			40,600	2,999,528

General Electric Co.			43,400	1,091,510

Marubeni Corp. (Japan)			474,000	3,345,760

Mitsubishi Corp. (Japan)			176,700	3,727,051

Mitsui & Co., Ltd. (Japan)			226,900	3,644,845

				15,555,411
Consumer cyclicals (4.6%)

Aaron's, Inc.			11,200	295,456

Advance Auto Parts, Inc.			5,699	690,206

Automatic Data Processing, Inc.			40,400	3,284,924

AutoZone, Inc.(NON)			2,310	1,194,339

Bed Bath & Beyond, Inc.(NON)			14,200	898,718

Cintas Corp.			11,300	707,380

Dillards, Inc. Class A			3,500	417,270

Dollar Tree, Inc.(NON)			15,384	837,966

Equinix, Inc.			12,064	917,950

FactSet Research Systems, Inc.			9,500	1,141,235

Gartner, Inc.(NON)			17,500	1,197,350

Home Depot, Inc. (The)			49,100	3,969,735

Kimberly-Clark Corp.			32,319	3,356,975

Lowe's Cos., Inc.			19,400	928,290

Madison Square Garden Co. (The) Class A(NON)			7,100	421,314

MasterCard, Inc. Class A			53,900	3,996,685

MSC Industrial Direct Co., Inc. Class A			6,099	520,184

Omnicom Group, Inc.			16,752	1,172,472

PetSmart, Inc.			8,235	561,133

Priceline Group, Inc. (The)(NON)			2,617	3,251,492

Scotts Miracle-Gro Co. (The) Class A			9,300	494,760

Scripps Networks Interactive Class A			6,500	535,665

Target Corp.			37,338	2,224,971

Thomson Reuters Corp. (Canada)			25,500	964,155

TJX Cos., Inc. (The)			9,400	500,926

Verisk Analytics, Inc. Class A(NON)			14,309	859,112

VF Corp.			29,700	1,819,719

Viacom, Inc. Class B			33,749	2,790,030

				39,950,412
Consumer staples (3.8%)

Altria Group, Inc.			117,100	4,754,260

Dr. Pepper Snapple Group, Inc.			40,600	2,385,656

General Mills, Inc.			23,200	1,163,480

Hershey Co. (The)			24,200	2,133,230

ITOCHU Corp. (Japan)			321,000	4,107,738

Lorillard, Inc.			52,500	3,175,200

McDonald's Corp.			38,000	3,593,280

PepsiCo, Inc.			51,200	4,510,720

Procter & Gamble Co. (The)			6,400	494,848

Starbucks Corp.			41,008	3,185,501

Sumitomo Mitsui financial Group, Inc. (Japan)			264,600	3,463,983

				32,967,896
Energy (2.6%)

Chevron Corp.			43,945	5,679,452

ConocoPhillips			31,300	2,582,250

Dril-Quip, Inc.(NON)			3,200	322,464

EQT Corp.			6,100	572,302

Exxon Mobil Corp.			80,602	7,974,762

Occidental Petroleum Corp.			21,000	2,051,910

Phillips 66			17,400	1,411,314

Spectra Energy Corp.			22,106	904,578

Williams Companies, Inc. (The)			22,100	1,251,523

				22,750,555
Financials (4.7%)

ACE, Ltd.			21,700	2,172,170

Alleghany Corp.(NON)			2,500	1,034,625

Allied World Assurance Co. Holdings AG			32,346	1,164,779

Aon PLC			25,600	2,159,616

Arch Capital Group, Ltd.(NON)			18,300	978,135

Aspen Insurance Holdings, Ltd.			13,900	556,139

Axis Capital Holdings, Ltd.			18,200	785,330

BankUnited, Inc.			31,200	974,688

Berkshire Hathaway, Inc. Class B(NON)			28,038	3,516,806

Broadridge Financial Solutions, Inc.			27,800	1,122,286

Chubb Corp. (The)			34,099	2,956,724

Everest Re Group, Ltd.			7,136	1,112,574

JPMorgan Chase & Co.			46,800	2,698,956

M&T Bank Corp.			19,800	2,405,700

PartnerRe, Ltd.			8,500	887,060

ProAssurance Corp.			22,200	968,586

Public Storage(R)			19,300	3,312,073

RenaissanceRe Holdings, Ltd.			12,762	1,248,251

Signature Bank(NON)			12,200	1,395,558

Simon Property Group, Inc.(R)			15,000	2,522,850

Travelers Cos., Inc. (The)			38,900	3,483,884

Validus Holdings, Ltd.			30,148	1,101,306

W.R. Berkley Corp.			28,900	1,289,229

Wells Fargo & Co.			7,800	397,020

				40,244,345
Health care (3.4%)

AbbVie, Inc.			19,100	999,694

C.R. Bard, Inc.			6,427	959,101

Cardinal Health, Inc.			19,574	1,402,477

Eli Lilly & Co.			44,399	2,711,003

Henry Schein, Inc.(NON)			7,400	860,250

Johnson & Johnson			63,600	6,365,724

Laboratory Corp. of America Holdings(NON)			8,100	839,889

McKesson Corp.			11,013	2,112,954

Mednax, Inc.(NON)			12,500	739,750

Merck & Co., Inc.			92,600	5,254,124

Patterson Cos., Inc.			14,900	581,249

Perrigo Co. PLC			6,499	977,775

Pfizer, Inc.			169,600	4,867,520

Stryker Corp.			9,700	773,769

				29,445,279
Technology (3.9%)

Accenture PLC Class A			14,000	1,109,920

Amdocs, Ltd.			29,200	1,323,928

Apple, Inc.			85,813	8,201,148

DST Systems, Inc.			10,800	972,756

Google, Inc. Class A(NON)			8,797	5,098,301

Intuit, Inc.			28,945	2,372,622

L-3 Communications Holdings, Inc.			8,541	896,463

Maxim Integrated Products, Inc.			45,900	1,345,329

MICROS Systems, Inc.(NON)			19,300	1,305,259

Microsoft Corp.			136,519	5,892,160

Oracle Corp.			61,300	2,475,907

Synopsys, Inc.(NON)			29,700	1,121,769

VeriSign, Inc.(NON)			22,500	1,216,125

				33,331,687
Transportation (1.2%)

Alaska Air Group, Inc.			16,200	712,314

Copa Holdings SA Class A (Panama)			3,897	591,837

Southwest Airlines Co.			63,427	1,793,716

Union Pacific Corp.			42,200	4,148,682

United Parcel Service, Inc. Class B			33,386	3,241,447

				10,487,996
Utilities and power (0.9%)

CMS Energy Corp.			20,400	590,172

ITC Holdings Corp.			11,800	425,980

Kinder Morgan, Inc.			22,500	809,550

PG&E Corp.			33,800	1,509,846

PPL Corp.			48,400	1,596,716

Southern Co. (The)			65,800	2,848,482

				7,780,746

Total common stocks (cost $206,602,707)				$254,504,654

MORTGAGE-BACKED SECURITIES (14.6%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (6.8%)

Federal Home Loan Mortgage Corporation
IFB Ser. 2990, Class LB, 16.557s, 2034			$152,485	$197,067
IFB Ser. 3861, Class PS, IO, 6.448s, 2037			868,444	122,755
IFB Ser. 4091, Class SH, IO, 6.398s, 2042			2,284,914	578,083
IFB Ser. 4012, Class SN, IO, 6.348s, 2042			2,756,556	664,523
IFB Ser. 3232, Class KS, IO, 6.148s, 2036			840,070	107,634
IFB Ser. 4139, Class SA, IO, 5.998s, 2042			1,986,414	468,774
IFB Ser. 4143, Class DS, IO, 5.968s, 2042			1,883,485	440,611
IFB Ser. 4104, Class S, IO, 5.948s, 2042			595,136	131,672
IFB Ser. 3116, Class AS, IO, 5.948s, 2034			718,784	40,584
IFB Ser. 4240, Class SA, IO, 5.848s, 2043			5,391,516	1,218,860
IFB Ser. 4245, Class AS, IO, 5.848s, 2043			5,719,383	1,308,465
IFB Ser. 271, Class S5, IO, 5.848s, 2042			5,358,422	1,214,647
IFB Ser. 3852, Class NT, 5.848s, 2041			2,730,017	2,726,768
IFB Ser. 317, Class S3, IO, 5.828s, 2043			2,495,280	576,859
IFB Ser. 14-325, Class S1, IO, 5.798s, 2044			2,307,455	521,577
IFB Ser. 14-326, Class S2, IO, 5.798s, 2044			5,089,200	1,207,654
IFB Ser. 311, Class S1, IO, 5.798s, 2043			4,242,439	964,637
IFB Ser. 308, Class S1, IO, 5.798s, 2043			3,075,164	763,963
IFB Ser. 269, Class S1, IO, 5.798s, 2042			1,595,634	356,560
IFB Ser. 264, Class S1, IO, 5.798s, 2042			4,360,099	1,026,441
IFB Ser. 14-327, Class S8, IO, 5.768s, 2044			837,866	189,458
IFB Ser. 314, Class AS, IO, 5.738s, 2043			1,765,463	407,928
Ser. 4122, Class TI, IO, 4 1/2s, 2042			1,746,954	397,432
Ser. 4193, Class PI, IO, 4s, 2043			3,116,807	545,446
Ser. 4116, Class MI, IO, 4s, 2042			3,826,266	855,121
Ser. 4213, Class GI, IO, 4s, 2041			1,110,569	195,571
Ser. 304, Class C53, IO, 4s, 2032			2,230,414	402,344
Ser. 13-303, Class C19, IO, 3 1/2s, 2043			2,270,765	525,496
Ser. 304, Class C22, IO, 3 1/2s, 2042			2,547,511	586,064
Ser. 4141, Class IM, IO, 3 1/2s, 2042			1,531,625	288,900
Ser. 4166, Class PI, IO, 3 1/2s, 2041			2,463,385	450,923
Ser. 304, IO, 3 1/2s, 2027			1,681,995	213,092
Ser. 304, Class C37, IO, 3 1/2s, 2027			1,236,195	158,319
Ser. 4158, Class TI, IO, 3s, 2042			5,715,694	790,366
Ser. 4165, Class TI, IO, 3s, 2042			4,840,345	673,776
Ser. 4183, Class MI, IO, 3s, 2042			2,129,676	300,071
Ser. 13-4206, Class IP, IO, 3s, 2041			3,541,048	475,386
Ser. 4179, Class EI, IO, 3s, 2030			3,856,571	510,996
Ser. 304, Class C45, IO, 3s, 2027			2,163,829	252,920
Ser. 3939, Class EI, IO, 3s, 2026			4,437,174	442,105
Ser. 13-4176, Class IA, IO, 2 1/2s, 2028			5,118,562	569,082
Ser. T-8, Class A9, IO, 0.481s, 2028			248,473	2,640
Ser. T-59, Class 1AX, IO, 0.274s, 2043			591,610	7,303
Ser. T-48, Class A2, IO, 0.212s, 2033			864,018	8,404
Ser. 3206, Class EO, PO, zero %, 2036			54,282	47,859
Ser. 3175, Class MO, PO, zero %, 2036			43,789	38,273
FRB Ser. T-54, Class 2A, IO, zero %, 2043			347,031	27

Federal National Mortgage Association
IFB Ser. 05-74, Class NK, 26.725s, 2035			70,980	113,878
IFB Ser. 05-45, Class DA, 23.852s, 2035			281,237	415,020
IFB Ser. 11-4, Class CS, 12.59s, 2040			1,069,992	1,281,507
IFB Ser. 12-128, Class YS, IO, 6.045s, 2042			1,609,455	291,360
IFB Ser. 13-19, Class SK, IO, 5.995s, 2043			1,504,340	334,441
IFB Ser. 13-9, Class LS, 5.995s, 2043			1,077,261	251,788
IFB Ser. 12-153, Class SK, IO, 5.995s, 2043			1,834,571	431,124
IFB Ser. 12-111, Class JS, IO, 5.945s, 2040			2,371,184	464,182
IFB Ser. 13-128, Class SA, IO, 5.845s, 2043			3,777,973	870,256
Ser. 13-98, Class SA, IO, 5.795s, 2043			2,809,928	653,589
IFB Ser. 13-124, Class SB, IO, 5.795s, 2043			1,241,373	284,740
IFB Ser. 13-92, Class SA, IO, 5.795s, 2043			969,904	235,347
IFB Ser. 13-103, Class SK, IO, 5.765s, 2043			1,045,283	254,830
Ser. 13-101, Class SE, IO, 5.745s, 2043			1,412,360	348,542
IFB Ser. 13-128, Class CS, IO, 5.745s, 2043			1,612,023	377,036
IFB Ser. 13-102, Class SH, IO, 5.745s, 2043			1,314,401	299,420
Ser. 397, Class 2, IO, 5s, 2039			43,791	8,813
Ser. 10-13, Class EI, IO, 5s, 2038			115,373	2,357
Ser. 418, Class C24, IO, 4s, 2043			2,058,388	488,867
Ser. 13-44, Class PI, IO, 4s, 2043			997,084	168,141
Ser. 12-124, Class UI, IO, 4s, 2042			4,225,856	878,555
Ser. 12-96, Class PI, IO, 4s, 2041			2,066,187	354,330
Ser. 12-22, Class CI, IO, 4s, 2041			3,357,994	592,389
Ser. 406, Class 2, IO, 4s, 2041			160,110	35,592
Ser. 406, Class 1, IO, 4s, 2041			156,690	34,801
Ser. 409, Class C16, IO, 4s, 2040			673,463	155,845
Ser. 418, Class C15, IO, 3 1/2s, 2043			4,287,471	963,676
Ser. 13-21, Class AI, IO, 3 1/2s, 2033			2,983,372	581,041
Ser. 417, Class C19, IO, 3 1/2s, 2033			1,806,665	329,572
Ser. 12-93, Class DI, IO, 3 1/2s, 2027			3,821,795	540,478
Ser. 12-151, Class PI, IO, 3s, 2043			2,214,972	319,177
Ser. 13-8, Class NI, IO, 3s, 2042			4,193,339	569,052
Ser. 13-35, Class IP, IO, 3s, 2042			3,667,549	438,387
Ser. 13-23, Class PI, IO, 3s, 2041			6,719,260	663,124
Ser. 13-31, Class NI, IO, 3s, 2041			5,208,747	552,075
Ser. 13-55, Class MI, IO, 3s, 2032			2,602,319	350,897
Ser. 03-W10, Class 1, IO, 1.066s, 2043			196,443	5,387
Ser. 98-W5, Class X, IO, 0.951s, 2028			460,930	22,758
Ser. 98-W2, Class X, IO, 0.619s, 2028			1,577,177	91,673
Ser. 03-W1, Class 2A, IO, zero %, 2042			731,110	57

Government National Mortgage Association
IFB Ser. 13-113, Class SL, IO, 6.074s, 2042			992,587	171,144
IFB Ser. 13-124, Class SC, IO, 6.044s, 2041			4,778,643	764,580
Ser. 13-116, Class SA, IO, 5.998s, 2043			1,332,534	239,017
IFB Ser. 13-129, Class SN, IO, 5.994s, 2043			962,681	166,274
IFB Ser. 13-129, Class CS, IO, 5.994s, 2042			2,279,579	384,291
IFB Ser. 10-20, Class SC, IO, 5.994s, 2040			4,356,381	774,826
IFB Ser. 13-99, Class VS, IO, 5.948s, 2043			1,031,436	193,663
IFB Ser. 11-146, Class AS, IO, 5.948s, 2041			2,206,285	454,012
Ser. 14-58, Class SA, IO, 5.944s, 2044			3,206,587	528,157
Ser. 14-46, Class SA, IO, 5.944s, 2044			1,179,658	183,708
Ser. 13-149, Class MS, IO, 5.944s, 2039			1,513,852	255,705
IFB Ser. 14-90, Class HS, IO, 5.944s, 2044			1,572,761	381,583
IFB Ser. 14-25, Class HS, IO, 5.944s, 2044			1,148,703	254,553
IFB Ser. 14-32, Class CS, IO, 5.944s, 2044			2,034,468	450,391
IFB Ser. 12-77, Class MS, IO, 5.944s, 2042			1,574,404	372,756
IFB Ser. 12-34, Class SA, IO, 5.894s, 2042			1,735,035	363,230
IFB Ser. 10-151, Class SA, IO, 5.894s, 2040			1,690,005	297,576
IFB Ser. 11-70, Class SN, IO, 5.748s, 2041			1,439,000	293,426
IFB Ser. 11-70, Class SH, IO, 5.738s, 2041			1,799,000	375,505
Ser. 14-25, Class QI, IO, 5s, 2044			3,514,182	806,329
Ser. 14-2, Class IC, IO, 5s, 2044			1,036,458	238,547
Ser. 13-3, Class IT, IO, 5s, 2043			1,692,525	388,389
Ser. 11-116, Class IB, IO, 5s, 2040			1,683,302	129,844
Ser. 10-35, Class UI, IO, 5s, 2040			1,632,829	372,069
Ser. 10-20, Class UI, IO, 5s, 2040			1,190,377	224,719
Ser. 10-9, Class UI, IO, 5s, 2040			6,486,926	1,470,854
Ser. 09-121, Class UI, IO, 5s, 2039			2,541,876	596,960
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			111,060	20,224
Ser. 10-35, Class AI, IO, 4 1/2s, 2040			2,231,863	419,233
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			2,823,866	603,403
Ser. 13-151, Class IB, IO, 4 1/2s, 2040			1,406,845	309,462
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			1,020,838	225,985
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			3,987,022	438,467
Ser. 13-24, Class PI, IO, 4s, 2042			1,535,654	283,175
Ser. 12-47, Class CI, IO, 4s, 2042			2,728,248	594,261
Ser. 12-41, Class IP, IO, 4s, 2041			3,349,884	632,279
Ser. 13-102, Class IP, IO, 3 1/2s, 2043			2,185,052	278,596
Ser. 13-76, Class IO, IO, 3 1/2s, 2043			1,936,025	289,300
Ser. 13-79, Class PI, IO, 3 1/2s, 2043			4,007,591	580,019
Ser. 13-100, Class MI, IO, 3 1/2s, 2043			3,164,809	437,946
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			2,029,864	306,388
Ser. 13-14, Class IO, IO, 3 1/2s, 2042			2,882,374	392,406
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			952,628	147,638
Ser. 12-92, Class AI, IO, 3 1/2s, 2042			1,116,751	192,863
Ser. 13-37, Class LI, IO, 3 1/2s, 2042			1,565,795	250,731
Ser. 12-141, Class WI, IO, 3 1/2s, 2041			1,757,078	236,274
Ser. 12-71, Class JI, IO, 3 1/2s, 2041			1,704,508	230,586
Ser. 13-90, Class HI, IO, 3 1/2s, 2040			5,507,688	682,237
Ser. 183, Class AI, IO, 3 1/2s, 2039			3,700,432	596,675

GSMPS Mortgage Loan Trust 144A
Ser. 99-2, IO, 0.8s, 2027			120,317	902
Ser. 98-3, IO, zero %, 2027			69,930	1,027
Ser. 98-2, IO, zero %, 2027			59,876	430
Ser. 98-4, IO, zero %, 2026			94,400	2,323

				58,312,478
Commercial mortgage-backed securities (5.8%)

Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695s, 2046			556,000	581,936
Ser. 04-3, Class D, 5.44s, 2039			639,000	647,569
Ser. 06-6, Class A2, 5.309s, 2045			36,989	37,166
FRB Ser. 05-5, Class D, 5.214s, 2045			366,000	371,783
Ser. 04-4, Class B, 4.985s, 2042			563,000	565,744
Ser. 05-3, Class AJ, 4.767s, 2043			225,000	222,339
Ser. 07-1, Class XW, IO, 0.327s, 2049			3,239,198	23,986

Banc of America Commercial Mortgage Trust 144A FRB Ser. 08-1, Class C, 6.277s, 2051			1,000,000	930,100

Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB Ser. 05-1, Class C, 5.29s, 2042			292,000	286,160

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
Ser. 04-4, Class XC, IO, 0.67s, 2042			1,396,226	3,493
Ser. 02-PB2, Class XC, IO, 0.233s, 2035			1,164,131	587

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 06-PW11, Class AJ, 5.433s, 2039			596,000	621,703
Ser. 05-PWR7, Class D, 5.304s, 2041			375,000	365,138
Ser. 05-PWR9, Class C, 5.055s, 2042			215,000	211,754

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.433s, 2039			2,853,000	2,897,792
FRB Ser. 06-PW11, Class C, 5.433s, 2039			320,000	321,440

Citigroup Commercial Mortgage Trust FRB Ser. 06-C4, Class B, 5.783s, 2049			703,000	704,828

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class D, 4.878s, 2045			656,000	656,787
FRB Ser. 13-GC11, Class E, 4.458s, 2046			1,041,000	898,676

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A FRB Ser. 07-CD5, Class E, 6.117s, 2044			250,000	247,500

COMM Mortgage Trust
FRB Ser. 07-C9, Class C, 5.796s, 2049			225,000	218,531
FRB Ser. 07-C9, Class D, 5.796s, 2049			300,000	288,375

COMM Mortgage Trust 144A
FRB Ser. 12-LC4, Class D, 5.647s, 2044			652,000	676,059
FRB Ser. 14-CR18, Class D, 4.74s, 2047			971,000	906,368
FRB Ser. 07-C9, Class AJFL, 0.843s, 2049			240,000	224,544

Credit Suisse First Boston Mortgage Securities Corp. Ser. 03-CPN1, Class E, 4.891s, 2035			514,000	514,000

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			439,751	483,727
Ser. 03-C3, Class AX, IO, 1.564s, 2038			280,779	3

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.418s, 2044			611,000	649,538

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class F, 5.35s, 2035			288,280	291,523

First Union National Bank Commercial Mortgage 144A Ser. 01-C3, Class K, 6.155s, 2033			267,680	267,680

GE Capital Commercial Mortgage Corp.
Ser. 07-C1, Class A3, 5.481s, 2049			914,000	913,815
FRB Ser. 06-C1, Class AJ, 5.279s, 2044			1,609,000	1,616,096

Greenwich Capital Commercial Funding Corp.
FRB Ser. 05-GG3, Class E, 5.087s, 2042			243,000	241,129
FRB Ser. 05-GG3, Class D, 4.986s, 2042			189,000	189,577

GS Mortgage Securities Trust Ser. 05-GG4, Class B, 4.841s, 2039			396,000	397,703

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.638s, 2045			400,000	419,720
FRB Ser. 11-GC3, Class E, 5s, 2044			274,000	260,101
FRB Ser. 13-GC10, Class E, 4.415s, 2046			850,000	719,270
FRB Ser. GC10, Class D, 4.415s, 2046			491,000	452,555
Ser. 06-GG8, Class X, IO, 0.572s, 2039			39,405,608	681,717

JPMBB Commercial Mortgage Securities Trust FRB Ser. 13-C12, Class D, 4.087s, 2045			386,000	359,677

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.561s, 2046			675,000	603,283
FRB Ser. 13-C12, Class E, 4.087s, 2045			800,000	653,658

JPMorgan Chase Commercial Mortgage Securities Corp. 144A FRB Ser. 04-CB8, Class F, 4.634s, 2039			500,000	456,400

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.076s, 2051			888,000	929,026
FRB Ser. 06-LDP7, Class B, 5.866s, 2045			556,000	480,112
Ser. 06-LDP6, Class AJ, 5.565s, 2043			750,000	780,525
FRB Ser. 05-LDP3, Class D, 5.192s, 2042			362,000	362,579
FRB Ser. 04-CBX, Class B, 5.021s, 2037			181,000	181,857
Ser. 04-C3, Class B, 4.961s, 2042			427,000	432,252
FRB Ser. 05-LDP2, Class D, 4.941s, 2042			850,000	853,145
FRB Ser. 13-LC11, Class D, 4.241s, 2046			1,228,000	1,153,186

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.176s, 2051			298,000	305,533
FRB Ser. 07-CB20, Class C, 6.176s, 2051			501,000	470,499
FRB Ser. 01-C1, Class H, 5.626s, 2035			538,957	548,604
FRB Ser. 11-C3, Class E, 5.567s, 2046			203,000	218,952
FRB Ser. 12-C6, Class F, 5.201s, 2045			334,000	306,438
FRB Ser. 13-C13, Class D, 4.056s, 2046			715,000	661,095
FRB Ser. 13-C13, Class E, 3.986s, 2046			494,000	397,359
FRB Ser. 13-C10, Class E, 3 1/2s, 2047			354,000	262,420
FRB Ser. 12-C6, Class G, 2.972s, 2045			366,000	274,407

Key Commercial Mortgage Ser. 07-SL1, Class A2, 5.581s, 2040			91,623	90,964

LB-UBS Commercial Mortgage Trust
Ser. 07-C1, Class AJ, 5.484s, 2040			292,000	300,702
FRB Ser. 06-C6, Class C, 5.482s, 2039			537,000	524,246
Ser. 05-C7, Class C, 5.35s, 2040			474,000	482,437
FRB Ser. 05-C2, Class C, 5.203s, 2040			1,050,000	1,055,985
Ser. 07-C2, Class XW, IO, 0.539s, 2040			2,066,027	28,590
Ser. 07-C1, Class XW, IO, 0.409s, 2040			14,740,170	219,629

Merrill Lynch Mortgage Trust
FRB Ser. 05-CKI1, Class B, 5.286s, 2037			476,000	481,617
FRB Ser. 05-CIP1, Class C, 5.266s, 2038			351,000	336,083
Ser. 04-KEY2, Class D, 5.046s, 2039			250,000	250,050

Merrill Lynch Mortgage Trust 144A Ser. 05-MCP1, Class XC, IO, 0.595s, 2043			15,084,619	46,838

ML-CFC Commercial Mortgage Trust
Ser. 06-3, Class AJ, 5.485s, 2046			360,000	365,652
Ser. 06-4, Class AJ, 5.239s, 2049			238,000	241,975

Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.418s, 2046			751,000	712,399
FRB Ser. 13-C11, Class E, 4.418s, 2046			600,000	525,900
Ser. 13-C8, Class D, 4.172s, 2048			389,000	356,441
Ser. 13-C13, Class F, 3.707s, 2046			1,285,000	1,003,264

Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558s, 2044			611,000	615,705
FRB Ser. 06-HQ8, Class C, 5.495s, 2044			950,000	931,000

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043			419,997	420,493

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class D, 4.958s, 2049			372,000	368,298
Ser. 13-C6, Class D, 4.353s, 2046			55,000	51,348

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 5.997s, 2045			257,000	264,093
Ser. 06-C24, Class AJ, 5.658s, 2045			645,000	662,867
Ser. 2004-C12, Class F, 5.429s, 2041			868,000	874,840
Ser. 06-C29, IO, 0.38s, 2048			37,269,478	312,318

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C21, Class E, 5.239s, 2044			1,487,000	1,491,461
Ser. 07-C31, IO, 0.214s, 2047			56,701,024	265,786

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.303s, 2046			839,000	771,924

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C4, Class E, 5.245s, 2044			668,000	700,346
FRB Ser. 12-C6, Class E, 5s, 2045			412,000	397,456
FRB Ser. 11-C4, Class F, 5s, 2044			504,000	473,851
FRB Ser. 11-C3, Class E, 5s, 2044			367,000	333,900
FRB Ser. 13-UBS1, Class D, 4.633s, 2046			460,000	442,695
FRB Ser. 13-C15, Class D, 4.485s, 2046			398,000	369,021
FRB Ser. 12-C10, Class E, 4.459s, 2045			316,000	272,748
FRB Ser. 13-C12, Class D, 4.356s, 2048			417,000	396,971
FRB Ser. 13-C13, Class E, 4.139s, 2045			800,000	623,360
Ser. 13-C12, Class E, 3 1/2s, 2048			462,000	354,916

				50,117,688
Residential mortgage-backed securities (non-agency) (2.0%)

Banc of America Funding Corp.
FRB Ser. 06-G, Class 3A3, 5 3/4s, 2036			297,061	291,863
FRB Ser. 05-B, Class 3M1, 0.606s, 2035			1,475,000	1,138,523
FRB Ser. 06-G, Class 2A5, 0.436s, 2036			1,060,379	976,927

Barclays Capital, LLC Trust FRB Ser. 12-RR10, Class 9A2, 2.692s, 2035			220,000	205,722

Barclays Capital, LLC Trust 144A FRB Ser. 14-RR1, Class 2A2, 2.37s, 2036			350,000	294,438

Bear Stearns Alt-A Trust FRB Ser. 04-6, Class M2, 1.88s, 2034			845,111	732,627

Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A3, 0.505s, 2035			2,342,332	2,046,730
FRB Ser. 05-59, Class 1A1, 0.486s, 2035			787,838	653,906

Jefferies Resecuritization Trust 144A FRB Ser. 09-R7, Class 12A2, 2.613s, 2036			1,134,304	998,188

Residential Accredit Loans, Inc. FRB Ser. 06-QO7, Class 2A1, 0.971s, 2046(F)			1,644,096	1,159,088

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR1, Class 2A1B, 1.191s, 2046			1,494,650	1,375,078
FRB Ser. 06-AR3, Class A1B, 1.121s, 2046			434,503	354,337
FRB Ser. 06-AR4, Class 1A1B, 1.061s, 2046			311,096	272,986
FRB Ser. 05-AR11, Class A1C3, 0.665s, 2045(F)			2,403,860	2,127,416
FRB Ser. 05-AR13, Class A1C3, 0.645s, 2045			1,735,412	1,531,501
FRB Ser. 04-AR13, Class A1B2, 0.645s, 2034			520,398	485,480
FRB Ser. 05-AR9, Class A1B, 0.535s, 2045			1,211,027	1,132,940
FRB Ser. 05-AR13, Class A1B3, 0.515s, 2045			215,627	191,908
FRB Ser. 05-AR15, Class A1B3, 0.495s, 2045			487,171	428,662

Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR6, Class 7A2, 5.014s, 2036			828,891	825,269

Wells Fargo Mortgage Loan Trust FRB Ser. 12-RR2, Class 1A2, 0.321s, 2047			625,000	475,000

				17,698,589

Total mortgage-backed securities (cost $117,486,410)				$126,128,755

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (11.7%)(a)
			Principal amount	Value

U.S. Government Agency Mortgage Obligations (11.7%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4 1/2s, May 1, 2044(F)			$2,285,779	$2,474,610
4 1/2s, December 1, 2039			760,471	829,419
4s, June 1, 2043			724,786	764,876
4s, October 1, 2043(FWC)			287,122	302,017
3 1/2s, with due dates from October 1, 2042 to August 1, 2043(FWC)			2,792,042	2,835,058

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, TBA, September 1, 2044			3,000,000	3,323,789
5 1/2s, TBA, August 1, 2044			3,000,000	3,326,719
4 1/2s, with due dates from April 1, 2040 to February 1, 2044			3,520,982	3,814,628
4 1/2s, TBA, September 1, 2044			9,000,000	9,667,617
4 1/2s, TBA, August 1, 2044			9,000,000	9,689,765
4s, with due dates from April 1, 2042 to June 1, 2044			6,825,102	7,187,181
4s, July 1, 2042(FWC)			795,403	841,138
4s, TBA, September 1, 2044			9,000,000	9,435,235
4s, TBA, August 1, 2044			12,000,000	12,615,937
3 1/2s, TBA, September 1, 2044			6,000,000	6,094,219
3 1/2s, TBA, August 1, 2044			9,000,000	9,167,344
3s, TBA, September 1, 2044			9,000,000	8,792,578
3s, TBA, August 1, 2044			9,000,000	8,815,781
3s, TBA, July 1, 2044			1,000,000	980,352

				100,958,263

Total U.S. government and agency mortgage obligations (cost $101,015,367)				$100,958,263

SENIOR LOANS (10.5%)(a)(c)
			Principal amount	Value

Basic materials (0.9%)

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B1, 4 1/2s, 2019 (Luxembourg)			$463,559	$463,269

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B2, 4 1/2s, 2019 (Luxembourg)			240,519	240,368

Chromaflo Technologies Corp. bank term loan FRN 4 1/2s, 2019			995,000	993,756

Exopack, LLC bank term loan FRN Ser. B, 5 1/4s, 2019			1,492,500	1,508,668

FMG Resources, Ltd. bank term loan FRN Ser. B, 3 3/4s, 2019 (Australia)			825,363	822,268

Ineos US Finance, LLC bank term loan FRN 3 3/4s, 2018			988,741	983,267

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017			454,725	454,157

Oxea Sarl bank term loan FRN 8 1/4s, 2020 (Germany)			835,000	839,871

Polymer Group, Inc. bank term loan FRN Ser. B, 5 1/4s, 2019			1,090,765	1,092,129

Polymer Group, Inc. bank term loan FRN Ser. DD, 2 1/8s, 2019(U)			106,988	107,255

				7,505,008
Capital goods (0.5%)

Accudyne Industries Borrower SCA bank term loan FRN 4s, 2019 (Luxembourg)			478,825	476,655

Gardner Denver, Inc. bank term loan FRN 4 1/4s, 2020			709,638	705,535

Generac Power Systems, Inc. bank term loan FRN Ser. B, 3 1/4s, 2020			736,875	728,585

Reynolds Group Holdings, Inc. bank term loan FRN Ser. B, 4s, 2018			591,030	589,306

SRAM, LLC bank term loan FRN 4s, 2020			809,932	801,833

TransDigm, Inc. bank term loan FRN Ser. C, 3 3/4s, 2020			494,975	491,439

TransDigm, Inc. bank term loan FRN Ser. D, 3 3/4s, 2021			800,000	791,200

				4,584,553
Communication services (1.1%)

Asurion, LLC bank term loan FRN 8 1/2s, 2021			480,000	494,550

Asurion, LLC bank term loan FRN Ser. B1, 5s, 2019			1,533,865	1,539,226

Asurion, LLC bank term loan FRN Ser. B2, 4 1/4s, 2020			990,000	985,979

Intelsat Jackson Holdings SA bank term loan FRN Ser. B2, 3 3/4s, 2019 (Bermuda)			1,419,814	1,416,619

Level 3 Financing, Inc. bank term loan FRN Ser. B1, 4s, 2020			1,000,000	996,875

Numericable Group SA bank term loan FRN Ser. B2, 4 1/2s, 2020 (France)			670,258	671,829

Numericable US, LLC bank term loan FRN Ser. B1, 4 1/2s, 2020			774,742	776,558

Virgin Media Investment Holdings, Ltd. bank term loan FRN Ser. B, 3 1/2s, 2020 (United Kingdom)			1,500,000	1,485,234

Zayo Group, LLC bank term loan FRN Ser. B, 4 1/2s, 2019			980,008	974,190

				9,341,060
Consumer cyclicals (3.0%)

Academy, Ltd. bank term loan FRN Ser. B, 4 1/2s, 2018			1,621,125	1,622,250

Amaya BV bank term loan FRN 5s, 2021 (Netherlands)			1,000,000	988,438

American Casino & Entertainment Properties, LLC bank term loan FRN 4 1/2s, 2019			994,975	994,975

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B2, 4 1/4s, 2017			207,519	207,584

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 6.969s, 2018			849,835	790,347

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 9 3/4s, 2017			565,000	553,902

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			635,000	631,296

CCM Merger, Inc. bank term loan FRN Ser. B, 5s, 2017			817,907	816,884

CCM Merger, Inc. bank term loan FRN Ser. B, 4 1/2s, 2021			750,000	746,250

Chrysler Group, LLC bank term loan FRN Ser. B, 3 1/2s, 2017			329,092	328,884

Chrysler Group, LLC bank term loan FRN Ser. B, 3 1/4s, 2018			798,000	794,153

CityCenter Holdings, LLC bank term loan FRN Ser. B, 4 1/4s, 2020			886,533	888,011

Garda World Security Corp. bank term loan FRN Ser. B, 4s, 2020 (Canada)			790,324	787,360

Garda World Security Corp. bank term loan FRN Ser. DD, 4s, 2020 (Canada)			202,176	201,418

Golden Nugget, Inc. bank term loan FRN Ser. B, 5 1/2s, 2019			609,438	620,864

Golden Nugget, Inc. bank term loan FRN Ser. DD, 5 1/2s, 2019			261,188	266,085

Interactive Data Corp. bank term loan FRN Ser. B, 4 3/4s, 2021			1,000,000	1,003,125

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4s, 2018			639,544	637,146

MGM Resorts International bank term loan FRN Ser. B, 3 1/2s, 2019			985,000	978,639

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			1,273,608	1,266,922

Petco Animal Supplies, Inc. bank term loan FRN 4s, 2017			965,000	965,603

Realogy Group, LLC bank term loan FRN Ser. B, 3 3/4s, 2020			1,481,306	1,480,844

Roofing Supply Group, LLC bank term loan FRN Ser. B, 5s, 2019			982,500	979,123

Sabre GLBL, Inc. bank term loan FRN Ser. B, 4 1/4s, 2019			1,231,250	1,226,633

Station Casinos, LLC bank term loan FRN Ser. B, 4 1/4s, 2020			1,195,397	1,194,116

Travelport, LLC bank term loan FRN 6 1/4s, 2019			721,045	730,659

Tribune Co. bank term loan FRN Ser. B, 4s, 2020			1,592,000	1,589,612

Univision Communications, Inc. bank term loan FRN 4s, 2020			1,142,130	1,133,850

Yonkers Racing Corp. bank term loan FRN 4 1/4s, 2019			1,411,423	1,333,795

				25,758,768
Consumer staples (0.9%)

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021			428,925	425,279

Del Monte Foods, Inc. bank term loan FRN 4 1/4s, 2021			955,200	947,141

H.J. Heinz Co. bank term loan FRN Ser. B2, 3 1/2s, 2020			1,257,300	1,256,626

Landry's, Inc. bank term loan FRN Ser. B, 4s, 2018			1,404,620	1,406,025

Libbey Glass, Inc. bank term loan FRN Ser. B, 3 3/4s, 2021			1,000,000	993,750

Rite Aid Corp. bank term loan FRN 4 7/8s, 2021			1,000,000	1,008,750

Sprouts Farmers Markets, Inc. bank term loan FRN 4s, 2020			447,143	446,397

US Foods, Inc. bank term loan FRN 4 1/2s, 2019			990,000	988,763

				7,472,731
Energy (0.8%)

American Energy-Marcellus, LLC bank term loan FRN 8 1/2s, 2021			445,000	448,338

American Energy-Marcellus, LLC bank term loan FRN 5 1/4s, 2020			460,000	459,425

Fieldwood Energy, LLC bank term loan FRN 8 3/8s, 2020			1,775,000	1,813,828

FTS International, Inc. bank term loan FRN Ser. B, 5 3/4s, 2021			567,273	572,135

Offshore Group Investment, Ltd. bank term loan FRN Ser. B, 5s, 2017 (Cayman Islands)			1,055,985	1,050,265

Quicksilver Resources, Inc. bank term loan FRN 7s, 2019			900,000	867,375

Shelf Drilling Holdings, Ltd. bank term loan FRN 10s, 2018(PIK)			700,000	714,000

Tervita Corp. bank term loan FRN Ser. B, 6 1/4s, 2018 (Canada)			627,224	628,568

				6,553,934
Financials (0.7%)

Fifth Third Processing Solutions, Inc. bank term loan FRN Ser. B, 3 3/4s, 2021			300,000	300,750

HUB International, Ltd. bank term loan FRN Ser. B, 4 1/4s, 2020			997,500	993,759

iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2017(R)			792,551	816,328

Nuveen Investments, Inc. bank term loan FRN 6 1/2s, 2019			450,000	449,812

Nuveen Investments, Inc. bank term loan FRN 4.155s, 2017			1,000,000	999,167

USI, Inc. bank term loan FRN Ser. B, 4 1/4s, 2019			1,477,584	1,475,737

Walter Investment Management Corp. bank term loan FRN Ser. B, 4 3/4s, 2020			1,462,828	1,442,258

				6,477,811
Health care (1.3%)

Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018			916,034	917,180

CHS/Community Health Systems, Inc. bank term loan FRN Ser. D, 4 1/4s, 2021			1,373,100	1,375,769

Emergency Medical Services Corp. bank term loan FRN Ser. B, 4s, 2018			478,561	478,262

Grifols Worldwide Operations USA, Inc. bank term loan FRN 3.15s, 2021			1,660,838	1,652,274

IASIS Healthcare, LLC/IASIS Capital Corp. bank term loan FRN Ser. B, 4 1/2s, 2018			973,034	974,250

Kinetic Concepts, Inc. bank term loan FRN 4s, 2018			1,331,400	1,329,964

MPH Acquistion Holdings, LLC bank term loan FRN Ser. B, 4s, 2021			1,128,364	1,122,722

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 4 3/4s, 2021			595,000	594,256

Par Pharmaceutical Cos., Inc. bank term loan FRN Ser. B, 4s, 2019			503,866	502,426

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 4s, 2018			624,096	624,096

Quintiles Transnational Corp. bank term loan FRN Ser. B3, 3 3/4s, 2018			1,430,000	1,427,140

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. E, 3 3/4s, 2020			462,718	461,497

				11,459,836
Technology (0.9%)

Alcatel-Lucent USA, Inc. bank term loan FRN Ser. C, 4 1/2s, 2019			1,240,554	1,239,003

Avago Technologies, Ltd. bank term loan FRN Ser. B, 3 3/4s, 2020			1,430,000	1,426,640

Avaya, Inc. bank term loan FRN Ser. B6, 6 1/2s, 2018			1,491,246	1,479,596

First Data Corp. bank term loan FRN Ser. B, 3.666s, 2018			1,500,000	1,483,125

Infor US, Inc. bank term loan FRN Ser. B5, 3 3/4s, 2020			893,741	885,502

Syniverse Holdings, Inc. bank term loan FRN Ser. B, 4s, 2019			950,228	947,556

				7,461,422
Transportation (0.3%)

Air Medical Group Holdings, Inc. bank term loan FRN 7 5/8s, 2018(PIK)			1,125,000	1,122,188

Livingston International, Inc. bank term loan FRN 5s, 2019 (Canada)			1,485,000	1,483,763

				2,605,951
Utilities and power (0.1%)

Energy Transfer Equity LP bank term loan FRN 3 1/4s, 2019			715,000	704,020

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.646s, 2017			710,555	540,021

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.646s, 2017			9,448	7,180

				1,251,221

Total senior loans (cost $90,306,837)				$90,472,295

CORPORATE BONDS AND NOTES (3.7%)(a)
			Principal amount	Value

Basic materials (0.3%)

Alcoa, Inc. sr. unsec. unsub. notes 5.55s, 2017			$339,000	$367,438

ArcelorMittal SA sr. unsec. unsub. notes 6 1/8s, 2018 (France)			339,000	361,883

Cemex SAB de CV 144A company guaranty sr. FRN notes 4.984s, 2018 (Mexico)			1,500,000	1,602,000

Vale Overseas, Ltd. company guaranty sr. unsec. unsub. notes 6 1/4s, 2017 (Brazil)			395,000	436,056

				2,767,377
Capital goods (0.1%)

KION Finance SA 144A sr. notes 6 3/4s, 2020 (Luxembourg)		EUR	145,000	211,054

Schaeffler Holding Finance BV 144A notes 6 7/8s, 2018 (Netherlands)(PIK)		EUR	220,000	308,952

				520,006
Communication services (0.9%)

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			$840,000	848,400

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 4 1/4s, 2018			1,500,000	1,522,500

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 6 3/4s, 2018 (Luxembourg)			700,000	728,000

Sprint Communications, Inc. sr. unsec. notes 6s, 2016			265,000	286,200

Sprint Communications, Inc. sr. unsec. unsub. notes 8 3/8s, 2017			770,000	878,763

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			500,000	522,500

Telenet Finance V Luxembourg SCA 144A sr. notes 6 3/4s, 2024 (Luxembourg)		EUR	130,000	194,435

Telenet Finance V Luxembourg SCA 144A sr. notes 6 1/4s, 2022 (Luxembourg)		EUR	185,000	269,487

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)			$560,000	590,800

Virgin Media Secured Finance PLC 144A sr. notes 6s, 2021 (United Kingdom)		GBP	530,000	921,419

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			$1,110,000	1,230,713

				7,993,217
Consumer cyclicals (—%)

Owens Corning company guaranty sr. unsec. notes 9s, 2019			36,000	45,077

Travelport, LLC/Travelport Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 13 7/8s, 2016(PIK)			73,611	74,274

				119,351
Consumer staples (0.1%)

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			185,000	202,113

HJ Heinz Co. company guaranty notes 4 1/4s, 2020			895,000	889,406

				1,091,519
Energy (0.7%)

Chesapeake Energy Corp. company guaranty sr. unsec. FRN notes 3.484s, 2019			1,500,000	1,503,750

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			65,000	69,550

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			237,000	208,618

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			2,183,000	2,172,059

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			2,000,000	2,100,000

				6,053,977
Financials (0.9%)

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018			900,000	949,500

E*Trade Financial Corp. sr. notes 6 3/4s, 2016			980,000	1,053,500

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			90,000	95,625

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB bonds 8 1/8s, 2038			530,000	625,400

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 4 7/8s, 2019			1,070,000	1,075,350

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			395,000	456,225

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. notes 5.942s, 2023 (Russia)			400,000	363,000

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.8s, 2025 (Russia)			250,000	236,875

VTB Bank OJSC Via VTB Capital SA sr. unsec. notes Ser. 6, 6 1/4s, 2035 (Russia)			500,000	512,500

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,600,000	1,566,000

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95s, 2022 (Russia)			600,000	565,950

				7,499,925
Health care (0.5%)

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			555,000	568,875

ConvaTec Healthcare D Sarl 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	415,000	584,608

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015			$235,000	248,513

HCA, Inc. sr. notes 6 1/2s, 2020			610,000	662,613

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			1,240,000	1,348,500

Service Corp. International/US sr. notes 7s, 2017			170,000	188,275

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			665,000	719,863

				4,321,247
Utilities and power (0.2%)

AES Corp./Virginia (The) sr. unsec. unsub. notes 9 3/4s, 2016			210,000	234,150

AES Corp./Virginia (The) sr. unsec. unsub. notes 8s, 2017			1,035,000	1,187,663

El Paso, LLC company guaranty sr. notes 7s, 2017			225,000	248,063

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A, 9 1/2s, 2019			175,000	221,991

				1,891,867

Total corporate bonds and notes (cost $30,998,363)				$32,258,486

COMMODITY LINKED NOTES (2.0%)(a)(CLN)
			Principal amount	Value

Deutsche Bank AG/London 144A notes, 1-month USD LIBOR less 0.16%, 2015 (Indexed to the DB Commodity Backwardation Alpha 22 Total Return Index multiplied by 3) (United Kingdom)			$2,791,000	$2,450,498

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2014 (Indexed to the UBSIF3AT Index multiplied by 3) (Jersey)			14,312,000	14,444,957

Total commodity linked notes (cost $17,103,000)				$16,895,455

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.6%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			$325,000	$296,563

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			2,425,000	2,340,125

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 11 3/4s, 2015 (Argentina)			1,225,000	1,157,625

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9 3/8s, 2018 (Argentina)			300,000	270,000

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s, 2017 (Croatia)			650,000	697,938

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021 (Croatia)			240,000	262,800

Financing of Infrastructural Projects State Enterprise 144A govt. guaranty sr. unsec. notes 8 3/8s, 2017 (Ukraine)			200,000	190,750

Total foreign government and agency bonds and notes (cost $5,271,136)				$5,215,801

PURCHASED SWAP OPTIONS OUTSTANDING (-%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Credit Suisse International

(2.75)/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.75		$10,508,000	$26,690

(2.75)/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.75		10,508,000	24,273

(2.745)/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.745		5,254,000	19,177

(2.97)/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.97		5,254,000	4,886

2.55/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.55		10,508,000	3,152

2.55375/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.55375		5,254,000	2,942

2.55/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.55		5,254,000	2,732

2.55/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.55		10,508,000	2,522

Goldman Sachs International

(2.72)/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.72		6,750,000	49,950

(2.7175)/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.7175		6,750,000	48,668

Total purchased swap options outstanding (cost $302,722)				$184,992

PURCHASED OPTIONS OUTSTANDING (0.7%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Aug-14/$99.55		$11,000,000	$256,080

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Oct-14/102.00		15,000,000	193,500

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Oct-14/101.91		9,000,000	111,150

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Oct-14/99.00		15,000,000	36,600

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Oct-14/98.91		9,000,000	20,700

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.22		15,000,000	142,050

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.50		4,000,000	45,520

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.31		4,000,000	40,360

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.50		5,000,000	56,350

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.31		5,000,000	49,800

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.50		5,000,000	55,750

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.31		5,000,000	49,200

SPDR S&P 500 ETF Trust (Put)	Jul-15/173.00		205,865	1,331,920

SPDR S&P 500 ETF Trust (Put)	Jun-15/175.00		197,315	1,282,632

SPDR S&P 500 ETF Trust (Put)	May-15/165.00		211,566	795,021

SPDR S&P 500 ETF Trust (Put)	Apr-15/164.00		217,493	692,063

SPDR S&P 500 ETF Trust (Put)	Mar-15/164.00		212,023	582,527

SPDR S&P 500 ETF Trust (Put)	Feb-15/163.00		225,607	485,703

Total purchased options outstanding (cost $7,749,163)				$6,226,926

SHORT-TERM INVESTMENTS (38.3%)(a)
			Principal amount/shares	Value

Federal Farm Credit Bank unsec. discount notes with an effective yield of 0.05%, August 1, 2014			$10,000,000	$10,000,000

Federal Home Loan Mortgage Corporation unsec. discount notes with an effective yield of 0.05%, August 15, 2014			4,400,000	4,399,914

Putnam Money Market Liquidity Fund 0.06%(AFF)		Shares	90,413,055	90,413,055

Putnam Short Term Investment Fund 0.05%(AFF)		Shares	179,236,989	179,236,989

SSgA Prime Money Market Fund 0.01%(P)		Shares	3,140,000	3,140,000

U.S. Treasury Bills with an effective yield of 0.13%, August 21, 2014(SEG)(SEGCCS)(SEGSF)			$29,000,000	28,997,865

U.S. Treasury Bills with an effective yield of 0.12%, November 13, 2014(SEG)(SEGCCS)(SEGSF)			14,000,000	13,998,488

Total short-term investments (cost $330,182,824)				$330,186,311

TOTAL INVESTMENTS

Total investments (cost $907,018,529)(b)				$963,031,938

FORWARD CURRENCY CONTRACTS at 7/31/14 (aggregate face value $104,877,236) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Buy	9/17/14	$344,290	$347,749	$(3,459)
	Chilean Peso	Buy	10/15/14	1,181	1,178	3
	Chilean Peso	Sell	10/15/14	1,181	1,218	37
	Euro	Sell	9/17/14	1,197,814	1,218,235	20,421
	Japanese Yen	Sell	8/20/14	1,476,583	1,478,371	1,788
	Singapore Dollar	Buy	8/20/14	132,104	137,606	(5,502)
Barclays Bank PLC
	Australian Dollar	Buy	10/15/14	908,933	920,117	(11,184)
	British Pound	Buy	9/17/14	874,564	887,720	(13,156)
	Canadian Dollar	Sell	10/15/14	863,973	883,507	19,534
	Chinese Yuan (Offshore)	Buy	8/20/14	869,309	869,308	1
	Euro	Sell	9/17/14	6,794,351	6,866,152	71,801
	Japanese Yen	Sell	8/20/14	2,002,688	1,993,010	(9,678)
	Mexican Peso	Buy	10/15/14	399,856	410,023	(10,167)
	New Zealand Dollar	Buy	10/15/14	742,775	765,991	(23,216)
	Norwegian Krone	Buy	9/17/14	1,381,780	1,436,248	(54,468)
	Singapore Dollar	Buy	8/20/14	426,533	430,040	(3,507)
	South African Rand	Buy	10/15/14	16,347	26,209	(9,862)
	South Korean Won	Buy	8/20/14	1,021,375	1,020,088	1,287
	Swedish Krona	Sell	9/17/14	804,823	829,051	24,228
	Swiss Franc	Sell	9/17/14	859,789	868,827	9,038
Citibank, N.A.
	Australian Dollar	Buy	10/15/14	855,113	859,805	(4,692)
	Brazilian Real	Sell	10/2/14	17,644	15,736	(1,908)
	Chilean Peso	Buy	10/15/14	512,948	518,222	(5,274)
	Chilean Peso	Sell	10/15/14	512,948	527,485	14,537
	Euro	Sell	9/17/14	2,597,986	2,632,674	34,688
	Japanese Yen	Sell	8/20/14	838,983	830,343	(8,640)
	Mexican Peso	Buy	10/15/14	615,127	627,138	(12,011)
	New Zealand Dollar	Sell	10/15/14	907,527	917,985	10,458
	Norwegian Krone	Buy	9/17/14	1,744,922	1,834,229	(89,307)
	Swiss Franc	Sell	9/17/14	861,220	870,281	9,061
	Thai Baht	Buy	8/20/14	529,798	524,699	5,099
	Thai Baht	Sell	8/20/14	529,798	522,489	(7,309)
Credit Suisse International
	Australian Dollar	Buy	10/15/14	876,659	867,454	9,205
	Canadian Dollar	Sell	10/15/14	1,643,170	1,673,661	30,491
	Euro	Sell	9/17/14	3,093,370	3,124,516	31,146
	Indian Rupee	Sell	8/20/14	24,666	27,572	2,906
	Japanese Yen	Sell	8/20/14	2,126,001	2,130,066	4,065
	Mexican Peso	Sell	10/15/14	510,098	518,424	8,326
	New Zealand Dollar	Buy	10/15/14	375,395	412,638	(37,243)
	Norwegian Krone	Buy	9/17/14	1,681,931	1,758,368	(76,437)
	Singapore Dollar	Buy	8/20/14	10,741	16,850	(6,109)
	South Korean Won	Buy	8/20/14	11,036	10,460	576
	Swedish Krona	Sell	9/17/14	861,407	879,814	18,407
	Swiss Franc	Sell	9/17/14	861,110	870,154	9,044
Deutsche Bank AG
	Australian Dollar	Buy	10/15/14	33,476	28,417	5,059
	British Pound	Buy	9/17/14	33,923	33,659	264
	Czech Koruna	Buy	9/17/14	512,697	526,308	(13,611)
	Czech Koruna	Sell	9/17/14	512,697	524,069	11,372
	Euro	Sell	9/17/14	1,093,086	1,102,563	9,477
	Japanese Yen	Sell	8/20/14	2,304,210	2,308,259	4,049
	New Zealand Dollar	Buy	10/15/14	835,063	865,965	(30,902)
	Norwegian Krone	Buy	9/17/14	828,585	865,852	(37,267)
	Norwegian Krone	Sell	9/17/14	828,585	865,361	36,776
	Polish Zloty	Buy	9/17/14	505,467	515,763	(10,296)
	Swedish Krona	Sell	9/17/14	855,711	876,570	20,859
	Swiss Franc	Sell	9/17/14	159,938	161,825	1,887
Goldman Sachs International
	Canadian Dollar	Sell	10/15/14	860,403	865,449	5,046
	Euro	Sell	9/17/14	2,067,247	2,091,874	24,627
	Japanese Yen	Sell	8/20/14	2,507,835	2,510,853	3,018
	Swedish Krona	Sell	9/17/14	15,045	47,987	32,942
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/15/14	246,907	243,800	3,107
	Canadian Dollar	Sell	10/15/14	146,025	149,330	3,305
	Euro	Sell	9/17/14	867,156	866,371	(785)
	Indonesian Rupiah	Buy	8/20/14	1,041,894	1,036,212	5,682
	Indonesian Rupiah	Sell	8/20/14	1,041,894	1,023,405	(18,489)
	Japanese Yen	Sell	8/20/14	1,696,815	1,698,873	2,058
	Swedish Krona	Sell	9/17/14	1,773,267	1,826,373	53,106
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/15/14	889,236	893,207	(3,971)
	Brazilian Real	Buy	10/2/14	206,316	203,553	2,763
	British Pound	Buy	9/17/14	2,182,529	2,171,095	11,434
	Canadian Dollar	Sell	10/15/14	856,283	868,286	12,003
	Euro	Sell	9/17/14	1,728,955	1,740,535	11,580
	Hungarian Forint	Sell	9/17/14	473,592	493,837	20,245
	Indian Rupee	Sell	8/20/14	26,534	28,548	2,014
	Japanese Yen	Sell	8/20/14	1,795,562	1,796,514	952
	Mexican Peso	Sell	10/15/14	527,173	534,981	7,808
	New Taiwan Dollar	Sell	8/20/14	848,007	847,625	(382)
	New Zealand Dollar	Sell	10/15/14	454,438	469,063	14,625
	Norwegian Krone	Buy	9/17/14	1,645,942	1,726,617	(80,675)
	Singapore Dollar	Sell	8/20/14	139,719	138,834	(885)
	South Korean Won	Sell	8/20/14	1,027,872	1,026,578	(1,294)
	Swedish Krona	Sell	9/17/14	1,631,416	1,698,004	66,588
	Swiss Franc	Sell	9/17/14	1,725,632	1,734,086	8,454
	Thai Baht	Buy	8/20/14	3,467	3,428	39
	Thai Baht	Sell	8/20/14	3,467	3,430	(37)
State Street Bank and Trust Co.
	Australian Dollar	Sell	10/15/14	37,175	41,834	4,659
	Brazilian Real	Sell	10/2/14	47,168	48,506	1,338
	British Pound	Buy	9/17/14	1,719,425	1,724,480	(5,055)
	Canadian Dollar	Sell	10/15/14	856,191	869,759	13,568
	Chilean Peso	Buy	10/15/14	32,156	32,068	88
	Chilean Peso	Sell	10/15/14	32,156	33,117	961
	Euro	Sell	9/17/14	183,208	202,939	19,731
	Japanese Yen	Sell	8/20/14	4,329,302	4,334,576	5,274
	New Taiwan Dollar	Buy	8/20/14	21,372	20,864	508
	New Zealand Dollar	Sell	10/15/14	896,982	912,271	15,289
	Norwegian Krone	Buy	9/17/14	2,811,732	2,915,839	(104,107)
	Singapore Dollar	Sell	8/20/14	328,336	320,130	(8,206)
	Swedish Krona	Sell	9/17/14	815,737	831,823	16,086
	Swiss Franc	Sell	9/17/14	859,789	868,796	9,007
UBS AG
	Canadian Dollar	Sell	10/15/14	814,444	832,857	18,413
	Japanese Yen	Sell	8/20/14	2,531,062	2,552,238	21,176
	Singapore Dollar	Sell	8/20/14	78,397	78,229	(168)
WestPac Banking Corp.
	British Pound	Buy	9/17/14	866,801	872,925	(6,124)
	Canadian Dollar	Sell	10/15/14	617,882	631,734	13,852
	Euro	Sell	9/17/14	2,236,928	2,261,067	24,139
	Japanese Yen	Sell	8/20/14	2,234,275	2,239,546	5,271
	New Zealand Dollar	Buy	10/15/14	462,284	476,568	(14,284)

Total						$156,979

FUTURES CONTRACTS OUTSTANDING at 7/31/14 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

DAX Index (Short)	7	$2,207,073	Sep-14	$116,440
Euro-CAC 40 Index (Short)	57	3,240,033	Aug-14	87,202
FTSE 100 Index (Short)	17	1,917,950	Sep-14	32,454
IBEX 35 Index (Long)	58	8,312,320	Aug-14	71,816
S&P 500 Index E-Mini (Long)	391	37,629,840	Sep-14	(659,585)
S&P Mid Cap 400 Index E-Mini (Long)	248	33,921,440	Sep-14	(686,383)
S&P/TSX 60 Index (Short)	11	1,781,630	Sep-14	(69,172)
SPI 200 Index (Short)	19	2,458,695	Sep-14	(97,191)
Tokyo Price Index (Short)	101	12,690,663	Sep-14	(554,216)
U.S. Treasury Bond 30 yr (Short)	82	11,267,313	Sep-14	(180,187)
U.S. Treasury Bond Ultra 30 yr (Short)	18	2,715,188	Sep-14	(78,183)
U.S. Treasury Note 5 yr (Long)	69	8,199,680	Sep-14	(53,498)
U.S. Treasury Note 10 yr (Long)	1,172	146,042,188	Sep-14	(391,117)

Total				$(2,461,620)

WRITTEN SWAP OPTIONS OUTSTANDING at 7/31/14 (premiums $1,465,347) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.
(2.60)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.60	$11,801,500	$87,331
Credit Suisse International
(2.6475)/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.6475	2,627,000	5,884
(2.6475)/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.6475	2,627,000	5,884
(2.65)/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.65	5,254,000	8,827
(2.65)/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.65	5,254,000	9,667
2.6475/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.6475	2,627,000	22,251
2.65/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.65	5,254,000	37,041
2.65/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.65	5,254,000	38,302
Goldman Sachs International
2.9175/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.9175	6,750,000	10,260
2.92/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.92	6,750,000	11,070
2.8175/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.8175	6,750,000	23,895
2.82/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.82	6,750,000	25,043
JPMorgan Chase Bank N.A.
(2.60)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.60	5,900,800	44,551
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	5,792,000	1,007,924

Total			$1,337,930

WRITTEN OPTIONS OUTSTANDING at 7/31/14 (premiums $819,821) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Aug-14/$100.55	$11,000,000	$146,410
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Aug-14/101.55	11,000,000	46,970
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Oct-14/101.00	15,000,000	117,900
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Oct-14/100.00	15,000,000	67,350
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Oct-14/100.91	9,000,000	67,230
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Oct-14/99.91	9,000,000	38,250
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.22	15,000,000	66,000
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.75	4,000,000	27,040
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/100.22	15,000,000	25,950
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.56	4,000,000	23,360
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.00	4,000,000	14,560
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/100.81	4,000,000	12,280
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.75	5,000,000	33,050
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.56	5,000,000	28,450
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.00	5,000,000	17,500
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/100.81	5,000,000	14,700
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.75	5,000,000	32,350
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.56	5,000,000	27,750
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.00	5,000,000	16,800
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/100.81	5,000,000	14,000
SPDR S&P 500 ETF Trust (Call)	Aug-14/202.50	251,357	9,871
SPDR S&P 500 ETF Trust (Call)	Aug-14/201.50	105,699	63

Total			$847,834

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/14 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Citibank, N.A.

(3.60)/3 month USD-LIBOR-BBA/Aug-44 (Purchased)	Aug-14/3.60	$1,857,000	$(18,570)	$(18,570)
(3.20)/3 month USD-LIBOR-BBA/Aug-44 (Written)	Aug-14/3.20	1,857,000	17,874	17,493
JPMorgan Chase Bank N.A.

(2.95)/3 month USD-LIBOR-BBA/Sep-24 (Purchased)	Sep-14/2.95	5,254,000	(4,203)	1,734
(3.6275)/3 month USD-LIBOR-BBA/Aug-44 (Purchased)	Aug-14/3.6275	1,857,000	(19,498)	(19,499)
(3.2275)/3 month USD-LIBOR-BBA/Aug-44 (Written)	Aug-14/3.2275	1,857,000	18,477	14,447

Total			$(5,920)	$(4,395)

TBA SALE COMMITMENTS OUTSTANDING at 7/31/14 (proceeds receivable $44,621,250) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 5 1/2s, August 1, 2044	$3,000,000	8/12/14	$3,326,719
Federal National Mortgage Association, 4 1/2s, August 1, 2044	9,000,000	8/12/14	9,689,766
Federal National Mortgage Association, 4s, August 1, 2044	12,000,000	8/12/14	12,615,937
Federal National Mortgage Association, 3 1/2s, August 1, 2044	9,000,000	8/12/14	9,167,344
Federal National Mortgage Association, 3s, August 1, 2044	9,000,000	8/12/14	8,815,780
Federal National Mortgage Association, 3s, July 1, 2044	1,000,000	8/13/14	980,352

Total			$44,595,898

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/14 (Unaudited)

	Upfront		Payments	Payments	Unrealized
	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

$116,300,000	$565,770	9/17/16	3 month USD-LIBOR-BBA	1.00%	$163,256
66,772,000	993,343	9/17/19	3 month USD-LIBOR-BBA	2.25%	58,001
41,183,000	1,713,008	9/17/24	3 month USD-LIBOR-BBA	3.25%	(191,089)
7,671,000	(836,011)	9/17/44	3 month USD-LIBOR-BBA	4.00%	220,754

Total	$2,436,110	$250,922

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/14 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$7,300,000	$—	7/19/23	(2.585%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	$(46,866)
baskets	1,301,928	—	3/15/15	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (MLTRFCF3) of common stocks	(4,469,340)
units	33,809	—	3/13/15	3 month USD-LIBOR-BBA minus 0.07%	Russell 1000 Total Return Index	607,496
Barclays Bank PLC
	$322,366	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(388)
	383,676	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(397)
	1,668,203	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,477)
	1,489,959	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,795)
	1,348,379	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(2,046)
	11,713,251	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,796)
	4,278,432	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(8,917)
	442,527	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(672)
	546,558	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(2,396)
	442,527	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(672)
	368,213	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,965
	3,732,250	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,779)
	4,438,987	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(6,736)
	1,348,007	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(5,910)
	157,667	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(15)
	45,201	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	225
	272,597	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(414)
	2,212,634	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(3,358)
	4,223,527	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(8,803)
	3,198,118	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(14,021)
	1,575,286	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,283)
	3,905,474	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(7,558)
	3,411,366	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(6,602)
	331,438	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(399)
	728,641	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(1,410)
	10,664,454	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(16,184)
	2,604,270	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(3,952)
	282,448	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(340)
	916,293	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,104)
	664,388	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(801)
	4,300,539	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(8,964)
	1,564,442	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(1,872)
	656,550	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	3,798
	328,321	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	1,899
	328,321	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	1,899
	658,828	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	3,811
	1,711,020	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	9,898
	658,828	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	3,811
	950,338	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	4,568
	602,795	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	2,897
	748,912	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	3,725
	1,315,378	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	7,610
	7,340,000	—	7/19/23	(2.569%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(39,269)
	858,502	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(1,577)
	20,309	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(42)
	1,019,398	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,125)
units	81,424	—	10/29/14	(0.15%)	Barclay's EX-US QMA USD Excess Return Index	(154,432)
units	246,776	—	10/29/14	(0.10%)	Barclay's QMA US Excess Return Index	(371,040)
Citibank, N.A.
	$1,077,110	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,635)
	526,607	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(799)
baskets	300	—	12/19/14	(3 month USD-LIBOR-BBA plus 0.15%)	A basket (CGPUTQL2) of common stocks	(988,117)
baskets	82,741	—	6/2/15	3 month USD-LIBOR-BBA minus 0.60%	A basket (CGPUTED1) of common stocks	23,064
baskets	109,737	—	1/30/15	1 month USD-LIBOR plus 0.65%	KKR and Co., LP	(79,131)
baskets	348,047	—	7/27/15	3 month USD-LIBOR-BBA minus 1.60%	A basket (CGPUTS28) of common stocks	1,067,580
shares	40,492	—	1/30/15	1 month USD-LIBOR plus 0.50%	Carlyle Group LP	(24,211)
shares	39,900	—	1/30/15	1 month USD-LIBOR plus 0.50%	Carlyle Group LP	(23,857)
units	6,571	—	12/19/14	3 month USD-LIBOR-BBA minus 0.10%	Russell 1000 Total Return Index	545,039
units	1,570	—	6/2/15	(3 month USD-LIBOR-BBA minus 0.40%)	Russell 2000 Total Return Index	(53,344)
Credit Suisse International
	$885,054	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,343)
	7,310,000	—	7/19/23	(2.57%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(35,819)
	1,479,550	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	7,111
	1,499,281	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(2,754)
	1,203,230	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(2,210)
	3,088,806	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	14,846
Deutsche Bank AG
	1,008,228	—	1/12/34	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(5,320)
	28,517,000	—	1/24/24	(2.545%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	194,914
units	19,515	—	1/26/15	(3 month EUR-EURIBOR-REUTERS plus 12 bp)	iShares EURO STOXX Banks	(946,967)
units	302,470	—	6/11/15	(3 month USD-LIBOR-BBA plus 31 bp)	DB Custom Putnam Long PR 2	(810,957)
units	302,470	—	6/11/15	3 month USD-LIBOR-BBA minus 45 bp	DB Custom Putnam Short PR 2	442,590
Goldman Sachs International
	$1,148,080	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	5,710
	885,772	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	4,406
	2,955,727	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	15,772
	1,559,560	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	7,757
	1,169,156	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,774)
	951,630	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(985)
	951,630	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(985)
	1,299,229	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,708)
	488,042	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,017)
	1,008,228	—	1/12/34	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	5,320
	2,558	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	0
	1,146,305	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	6,117
	1,779,722	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,709)
	83,482	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(174)
	222,589	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(464)
	46,639	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	232
	1,258,251	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	6,258
	2,283,575	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,364)
	1,475,334	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,527)
	2,141,723	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	11,428
	1,072,094	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	3,168
	7,300,000	—	7/19/23	(2.58%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(43,143)
baskets	931,104	—	6/30/15	(3 month USD-LIBOR-BBA plus 35 bp)	A basket (GSCBPUR1) of common stocks	(2,416,860)
JPMorgan Chase Bank N.A.
	$882,228	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(361)
baskets	929,839	—	6/30/15	(3 month USD-LIBOR-BBA minus 12 bp)	A basket (JPCMPTSH) of common stocks	2,471,304
UBS AG
baskets	832,365	—	5/19/15	(3 month USD-LIBOR-BBA plus 1.00%)	A basket (UBSEMBSK) of common stocks	801,604
units	116,089	—	5/19/15	3 month USD-LIBOR-BBA minus 0.10%	MSCI Emerging Markets TR Net USD	(1,972,018)
units	86,677	—	5/19/15	3 month USD-LIBOR-BBA minus 0.10%	MSCI Emerging Markets TR Net USD	(1,506,964)

Total		$—	$(7,853,447)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$17,271	$303,000	5/11/63	300 bp	$18,175
	CMBX NA BBB- Index	BBB-/P	18,088	293,000	5/11/63	300 bp	18,962
	CMBX NA BBB- Index	BBB-/P	8,798	146,000	5/11/63	300 bp	9,234
	CMBX NA BBB- Index	BBB-/P	4,580	67,000	5/11/63	300 bp	4,780
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	26,163	236,000	5/11/63	300 bp	26,867
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	21,503	524,000	5/11/63	300 bp	23,066
	CMBX NA BBB- Index	BBB-/P	32,882	429,000	5/11/63	300 bp	34,158
	CMBX NA BBB- Index	BBB-/P	21,635	297,000	5/11/63	300 bp	22,521
	CMBX NA BBB- Index	BBB-/P	4,148	270,000	5/11/63	300 bp	4,954
	CMBX NA BBB- Index	BBB-/P	4,546	258,000	5/11/63	300 bp	5,315
	CMBX NA BBB- Index	BBB-/P	7,820	257,000	5/11/63	300 bp	8,587
	CMBX NA BBB- Index	BBB-/P	20,426	256,000	5/11/63	300 bp	21,190
	CMBX NA BBB- Index	BBB-/P	19,821	256,000	5/11/63	300 bp	20,585
	CMBX NA BBB- Index	BBB-/P	16,841	256,000	5/11/63	300 bp	17,604
	CMBX NA BBB- Index	BBB-/P	2,949	254,000	5/11/63	300 bp	3,707
	CMBX NA BBB- Index	BBB-/P	28,021	248,000	5/11/63	300 bp	28,761
	CMBX NA BBB- Index	BBB-/P	15,760	198,000	5/11/63	300 bp	16,351
	CMBX NA BBB- Index	BBB-/P	450	58,000	5/11/63	300 bp	623
	CMBX NA BB Index	—	(2,032)	389,000	5/11/63	(500 bp)	(2,255)
	CMBX NA BB Index	—	(4,506)	258,000	5/11/63	(500 bp)	(4,654)
	CMBX NA BB Index	—	3,047	197,000	5/11/63	(500 bp)	2,934
	CMBX NA BB Index	—	5,123	194,000	5/11/63	(500 bp)	5,012
	CMBX NA BB Index	—	2,026	196,000	5/11/63	(500 bp)	1,914
	CMBX NA BB Index	—	(991)	129,000	5/11/63	(500 bp)	(1,064)
	CMBX NA BB Index	—	(1,236)	129,000	5/11/63	(500 bp)	(1,310)
	CMBX NA BB Index	—	(1,186)	130,000	5/11/63	(500 bp)	(1,260)
	CMBX NA BB Index	—	1,960	98,000	5/11/63	(500 bp)	1,904
	CMBX NA BB Index	—	(4,965)	256,000	5/11/63	(500 bp)	(5,112)
	CMBX NA BBB- Index	BBB-/P	18,153	742,000	5/11/63	300 bp	20,367
	CMBX NA BBB- Index	BBB-/P	(5,693)	462,000	5/11/63	300 bp	(4,315)
	CMBX NA BBB- Index	BBB-/P	(6,951)	461,000	5/11/63	300 bp	(5,575)
	CMBX NA BBB- Index	BBB-/P	(8,519)	440,000	5/11/63	300 bp	(7,206)
	CMBX NA BBB- Index	BBB-/P	4,795	254,000	5/11/63	300 bp	5,553
	CMBX NA BBB- Index	BBB-/P	5,500	254,000	5/11/63	300 bp	6,258
	CMBX NA BBB- Index	BBB-/P	(3,956)	219,000	5/11/63	300 bp	(3,303)
	CMBX NA BBB- Index	BBB-/P	9,461	219,000	5/11/63	300 bp	10,115
	CMBX NA BBB- Index	BBB-/P	151	218,000	5/11/63	300 bp	802
	CMBX NA BBB- Index	BBB-/P	755	218,000	5/11/63	300 bp	1,405
	CMBX NA BBB- Index	BBB-/P	5,044	212,000	5/11/63	300 bp	5,677
	CMBX NA BBB- Index	BBB-/P	(691)	204,000	5/11/63	300 bp	(201)
	CMBX NA BBB- Index	BBB-/P	8,327	174,000	5/11/63	300 bp	8,847
	CMBX NA BBB- Index	BBB-/P	(973)	102,000	5/11/63	300 bp	(728)
	CMBX NA BBB- Index	—	(14,067)	249,000	1/17/47	(300 bp)	(10,428)
	CMBX NA BBB- Index	—	(11,498)	245,000	1/17/47	(300 bp)	(7,917)
	Goldman Sachs International
	CMBX NA BB Index	—	(1,239)	129,000	5/11/63	(500 bp)	(1,313)
	CMBX NA BB Index	—	2,216	98,000	5/11/63	(500 bp)	2,160
	CMBX NA BBB- Index	BBB-/P	(3,649)	219,000	5/11/63	300 bp	(2,996)
	CMBX NA BBB- Index	BBB-/P	(1,113)	102,000	5/11/63	300 bp	(868)

	Total		$264,995	$297,883

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2014. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 22 Index	B+/P	$(1,331,738)	$18,562,500	6/20/19	500 bp	$33,596
	NA HY Series 22 Index	B+/P	(4,799,591)	55,662,750	6/20/19	500 bp	(914,146)
	NA HY Series 22 Index	B+/P	(550,096)	7,642,800	6/20/19	500 bp	12,057
	NA HY Series 22 Index	B+/P	(794,447)	10,919,700	6/20/19	500 bp	8,734

	Total		$(7,475,872)	$(859,759)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2014. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
bp	Basis Points
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
PO	Principal Only
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2013 through July 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $862,774,257.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(b)	The aggregate identified cost on a tax basis is $907,453,796, resulting in gross unrealized appreciation and depreciation of $61,488,119 and $5,909,977, respectively, or net unrealized appreciation of $55,578,142.
(NON)	Non-income-producing security.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$—	$101,899,241	$11,486,186	$7,650	$90,413,055
	Putnam Short Term Investment Fund *	90,902,755	262,249,537	173,915,303	71,348	179,236,989
	Totals	$90,902,755	$364,148,778	$185,401,489	$78,998	$269,650,044

* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(U)	This security, in part or in entirety, represents an unfunded loan commitment. As of the close of the reporting period, the fund had unfunded loan commitments of $106,988, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:
	Borrower	Unfunded commitments
	Polymer Group, Inc.	$106,988
	Totals	$106,988
At the close of the reporting period, the fund maintained liquid assets totaling $318,687,206 to cover certain derivatives contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on securities owned and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage backed and other asset backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $9,668,237 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $9,110,666 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$8,372,740	$—	$—
Capital goods	8,241,672	—	—
Communication services	5,375,915	—	—
Conglomerates	4,837,755	10,717,656	—
Consumer cyclicals	39,950,412	—	—
Consumer staples	25,396,175	7,571,721	—
Energy	22,750,555	—	—
Financials	40,244,345	—	—
Health care	29,445,279	—	—
Technology	33,331,687	—	—
Transportation	10,487,996	—	—
Utilities and power	7,780,746	—	—
Total common stocks	236,215,277	18,289,377	—
Commodity linked notes	—	16,895,455	—
Corporate bonds and notes	—	32,258,486	—
Foreign government and agency bonds and notes		5,215,801
Mortgage-backed securities	—	126,128,755	—
Purchased options outstanding	—	6,226,926	—
Purchased swap options outstanding	—	184,992	—
Senior loans	—	90,472,295	—
U.S. government and agency mortgage obligations	—	100,958,263	—
Short-term investments	272,790,044	57,396,267	—

Totals by level	$509,005,321	$454,026,617	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$156,979	$—
Futures contracts	(2,461,620)	—	—
Written options outstanding	—	(847,834)	—
Written swap options outstanding	—	(1,337,930)	—
Forward premium swap option contracts	—	(4,395)	—
TBA sale commitments	—	(44,595,898)	—
Interest rate swap contracts	—	(2,185,188)	—
Total return swap contracts	—	(7,853,447)	—
Credit default contracts	—	6,649,001	—

Totals by level	$(2,461,620)	$(50,018,712)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$6,650,262	$1,261
Foreign exchange contracts	886,646	729,667
Equity contracts	11,436,455	15,893,719
Interest rate contracts	2,661,636	6,482,868

Total	$21,634,999	$23,107,515

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$1,300,000
Purchased TBA commitment option contracts (contract amount)		$54,100,000
Purchased swap option contracts (contract amount)		$44,200,000
Written equity option contracts (contract amount)		$1,000,000
Written TBA commitment option contracts (contract amount)		$91,800,000
Written swap option contracts (contract amount)		$40,000,000
Futures contracts (number of contracts)		2,000
Forward currency contracts (contract amount)		$212,200,000
Centrally cleared interest rate swap contracts (notional)		$257,400,000
OTC total return swap contracts (notional)		$957,700,000
OTC credit default contracts (notional)		$8,500,000
Centrally cleared credit default contracts (notional)		$54,100,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$45,159	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$ 45,159
	OTC Total return swap contracts*#	607,496	46,106	—	1,635,683	21,957	637,504	66,168	—	2,471,304	—	—	801,604	—	6,287,822
	OTC Credit default contracts*#	2,414	704	—	—	30,133	—	898	—	—	—	—	—	—	34,149
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	—		—	—	—	—
	Forward currency contracts#	22,249	125,889	—	73,843	114,166	89,743	65,633	67,258	158,505	—	86,509	39,589	43,262	886,646
	Forward premium swap option contracts#	—	—	—	17,493	—	—	—	—	16,181	—	—	—	—	33,674
	Purchased swap options#	—	—	—	—	86,374	—	98,618	—	—	—	—	—	—	184,992
	Purchased options#	—	—	—	—	—	1,760,293	—	—	4,466,633	—	—	—	—	6,226,926

	Total Assets	$632,159	$172,699	$45,159	$1,727,019	$252,630	$2,487,540	$231,317	$67,258	$7,112,623	$—	$86,509	$841,193	$43,262	$13,699,368

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	28,988	—	—	—		—	—	—	—	—	—	28,988
	OTC Total return swap contracts*#	4,516,206	693,546	—	1,171,094	42,126	1,763,244	2,475,710	—	361	—	—	3,478,982	—	14,141,269
	OTC Credit default contracts*#	—	—	—	—	1,131	—	130	—	—	—	—	—	—	1,261
	Centrally cleared credit default contracts§	—	—	821,877	—	—	—	—	—	—	—	—	—	—	821,877
	Futures contracts§	—	—	—	—	—	—	—	—	—	1,646,500	—	—	—	1,646,500
	Forward currency contracts#	8,961	135,238	—	129,141	119,789	92,076	—	19,274	87,244	—	117,368	168	20,408	729,667
	Forward premium swap option contracts#	—	—	—	18,570	—	—	—	—	19,499	—	—	—	—	38,069
	Written swap options#	87,331	—	—	—	127,856	—	70,268	—	1,052,475	—	—	—	—	1,337,930
	Written options#	9,934	—	—	—	—	—	—	—	837,900	—	—	—	—	847,834

	Total Liabilities	$4,622,432	$828,784	$850,865	$1,318,805	$290,902	$1,855,320	$2,546,108	$19,274	$1,997,479	$1,646,500	$117,368	$3,479,150	$20,408	$19,593,395

	Total Financial and Derivative Net Assets	$(3,990,273)	$(656,085)	$(805,706)	$408,214	$(38,272)	$632,220	$(2,314,791)	$47,984	$5,115,144	$(1,646,500)	$(30,859)	$(2,637,957)	$22,854	$(5,894,027)
	Total collateral received (pledged)##†	$(3,990,273)	$(552,982)	$—	$(541,951)	$(38,272)	$520,000	$(905,000)	$—	$2,620,000	$—	$—	$(2,637,957)	$—
	Net amount	$—	$(103,103)	$(805,706)	$950,165	$—	$112,220	$(1,409,791)	$47,984	$2,495,144	$(1,646,500)	$(30,859)	$—	$22,854

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 26, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 26 2014